Other Financial Liabilities (Tables)	6 Months Ended
Sep. 30, 2022
Other Financial Liabilities (Tables) [Line Items]
Schedule of other financial liabilities
	As of September 30, 2022	As of March 31, 2022
	(US$)	(US$)
Payable in connection with the Acquisition of DDC CATV Network Private Limited (refer note 24)	$—	$—
Interest on tax payable	786,526	845,792
Interest accrued on 7% senior secured promissory note	—	337,745
Share warrants liability	—	75,322
Professional fees payable	17,399	251,381
	$803,925	$1,510,240

Schedule of fair value of warrant liability was measured using a Black Scholes Model
Share Warrant Liability	Warrants Outstanding	Fair Value per shares	Fair Value
		($)	($)
Fair value at initial measurement date July 1, 2021	500,000	3.13	1,562,911
(Gain) on remeasurement of warrant liability at fair value			(1,487,589)
Fair value as of March 31, 2022	500,000	0.15	75,322
Share Warrant Liability	Warrants Outstanding	Fair Value per shares	Fair Value
		($)	($)
Fair value at initial measurement date July 1, 2021	500,000	3.13	1,562,911
(Gain) on remeasurement of warrant liability at fair value			(1,487,589)
Fair value as of March 31, 2022	500,000	0.15	75,322